CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 18,481	$ 75,317
Accounts receivable, net of allowance for credit losses of $614 and $211, respectively	24,849	30,506
Inventories	29,713	28,638
Prepaid expenses and other current assets	7,971	11,601
Due from related parties	3,095	1,561
Total current assets	84,109	147,623
Non-current assets:
Goodwill	44,961	44,130
Property, plant, and equipment, net	11,767	14,595
Intangible assets, net	36,185	39,521
Right-of-use assets, net	2,073	3,448
Deferred tax assets, net	87	34
Other non-current assets	3,345	3,268
Total non-current assets	98,418	104,996
Total assets	182,527	252,619
Current liabilities:
Accounts payable, current	37,947	40,485
Accrued expenses and other current liabilities	34,836	45,959
Loans payable, current	2,897	10,931
Contract liabilities	12,272	11,281
Accrued warranties	15,918	15,749
Lease liabilities, current	1,011	1,047
Due to related parties	5,343	4,621
Total current liabilities	110,224	130,073
Non-current liabilities:
Loans payable, non-current	61,083	58,077
Loans payable, related parties, non-current	0	5,006
Contract liabilities, non-current	17,971	18,581
Lease liabilities, non-current	1,751	2,761
Deferred tax liabilities	9,000	9,756
Total non-current liabilities	89,805	94,181
Total liabilities	200,029	224,254
Commitments and contingencies
Shareholders’ equity (deficit):
Ordinary shares par value of $0.001; 990,000,000 shares authorized. 465,868,720 shares issued and 462,192,400 shares outstanding as of December 31, 2025. 456,477,820 shares issued and 454,958,590 shares outstanding as of December 31, 2024. 10,000,000 shares, $0.001 par value, without designation; none authorized, issued and outstanding as of December 31, 2025 and 2024.	465	456
Treasury shares, at cost, 3,676,320 and 1,519,230 shares, respectively	(454)	(342)
Additional paid-in capital	487,481	479,480
Accumulated other comprehensive income	3,648	3,344
Accumulated deficit	(508,642)	(454,573)
Total shareholders’ (deficit) equity	(17,502)	28,365
Total liabilities and shareholders’ equity	$ 182,527	$ 252,619